Share capital - Deferred share units Outstanding (Details) - DSUs - $ / shares	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number Of Outstanding Share Option	84,581	44,623	0
Deferred share unit Exercise Price Range One [Member]
Disclosure of classes of share capital [line items]
Options Outstanding Exercise Price	$ 3.41
Options Outstanding Weighted Average Contractual Life	9 years 6 months 10 days
Number Of Outstanding Share Option	84,581
Number Of Shares Option Exercisable In Share Based Payment Arrangement	33,113